ACCOUNTS RECEIVABLE - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts receivable | Asset pledged as collateral without right
ACCOUNTS RECEIVABLE
Other assets	¥ 11,166	$ 1,619	¥ 10,056